Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment, Net
Schedule of property and equipment, net

	Estimated useful life	September 30, 2024	December 31, 2023
Finance lease ROU asset	4-5 years	33,662	33,662
Computers and equipment	3-5 years	163,486	162,386
Less: Accumulated depreciation and amortization		(138,387)	(114,010)
Property and equipment, net		58,761	82,038

	Estimated	December 31,	December 31,
	useful life	2023	2022
Finance lease ROU asset	4 – 5 years	$33,662	$33,662
Computers and equipment	3 – 5 years	162,386	175,011
Less: Accumulated depreciation and amortization		(114,010)	(95,234)
Property and equipment, net		$82,038	$113,439